Subordinated liabilities - Narrative (Details) € in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 15,381	£ 9,099	£ 3,856
Redemption of subordinated debt	8,367	7,241	£ 4,746
Dated subordinated liabilities	38,236	31,873
Notional contract amount	52,342,870	47,412,915
Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	573	311
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	5,734
Dated subordinated liabilities	38,236	31,873
Barclays Bank PLC loans issued intra-group to Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	14,904
Redemption of subordinated debt	2,370
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	317
USD Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	175
South African Rand notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	89
EUR floating rate notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	42
EUR floating rate notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 35
Interest rate	5.3304%			5.3304%	5.3304%	5.3304%	5.3304%	5.3304%	5.3304%	5.3304%	5.3304%
JPY floating rate notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 29
United States Dollar fixed rate notes | Fixed interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	88
GBP 10% fixed rate notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,275
Interest rate	7.625%			7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%
EUR 6% fixed rate notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 838
Interest rate	6.625%			6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
USD 10.179% fixed rate notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 147
Interest rate	6.86%			6.86%	6.86%	6.86%	6.86%	6.86%	6.86%	6.86%	6.86%
GBP 9.5% subordinated bonds | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 42
GBP 9.25% perpetual subordinated bonds | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 21
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
6% Callable Perpetual Core Tier One Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 12
Interest rate	6.00%			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%			6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Maturity period	5 years
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 26,472	21,051
Various subordinated loans | USD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $				$ 22,182
Various subordinated loans | EUR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €						€ 7,325
Various subordinated loans | GBP | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount	250
Various subordinated loans | JPY | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | ¥					¥ 252,600
Various subordinated loans | AUD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $							$ 2,315
Various subordinated loans | SEK | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | kr								kr 500
Various subordinated loans | NOK | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | kr									kr 970
Various subordinated loans | CAD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $										$ 450
Various subordinated loans | CHF | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | SFr											SFr 435
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	677	646
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 8,042	£ 7,184